INCOME TAX EXPENSE (Reconciliation of effective income tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Income before income tax	$ 2,031,567	$ 1,359,809	$ 1,118,457
Income tax expense at statutory tax rate	(604,493)	(387,666)	(324,592)
Non taxable income	102,870	16,232	606
Non deductible expenses	(16,201)	(24,070)	(5,838)
Effect of currency translation on tax base	161,536	51,167	(81,042)
Recovery of income tax	15,449	0	0
Withholding tax on dividend distributions	0	0	(2,690)
Effect of changes in tax law	(28,596)	7,455	2,028
Income tax expense	$ (369,435)	$ (336,882)	$ (411,528)